Restructuring and Integration Costs (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of Cost of Initiatives in Profit from Operations
The costs of the Group’s initiatives are included in profit from operations under the following headings:

	2021 £m	2020 £m	2019 £m

Employee benefit costs (note 3)	160	91	364

Depreciation, amortisation and impairment costs (note 4)	(11)	151	63

Other operating income (note 5)	–	–	(7)

Other operating expenses	1	166	145

	150	408	565